Allowance for Credit Losses on Loans (Changes in Allowance for Credit Losses On Loan and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment) (Detail) - JPY (¥)
¥ in Millions
		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		¥ 440,855	¥ 307,201
Provision (credit) for credit losses on loans		53,082	13,773
Charge-offs		(31,863)	(29,034)
Recoveries		5,739	4,054
Net charge-offs		(26,124)	(24,980)
Others	[1]	(1,042)	(4,572)
Balance at end of fiscal year		622,526	291,422
Cumulative effect of change in accounting principles
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		155,755
Cumulative effect, period of adoption, adjusted balance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		596,610
Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		413,026	277,955
Provision (credit) for credit losses on loans		64,133	12,268
Charge-offs		(28,417)	(25,147)
Recoveries		5,260	2,785
Net charge-offs		(23,157)	(22,362)
Others	[1]	(997)	(4,570)
Balance at end of fiscal year		530,519	263,291
Corporate | Cumulative effect of change in accounting principles
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		77,514
Corporate | Cumulative effect, period of adoption, adjusted balance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		490,540
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		27,829	29,246
Provision (credit) for credit losses on loans		(11,051)	1,505
Charge-offs		(3,446)	(3,887)
Recoveries		479	1,269
Net charge-offs		(2,967)	(2,618)
Others	[1]	(45)	(2)
Balance at end of fiscal year		92,007	¥ 28,131
Retail | Cumulative effect of change in accounting principles
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		78,241
Retail | Cumulative effect, period of adoption, adjusted balance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		¥ 106,070

[1]	Others includes primarily foreign exchange translation.